Share-Based Compensation (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Share-Based Compensation
Note 9 – Share-Based Compensation
Share-Based Compensation
We utilize share-based compensation in the form of stock options, restricted stock, and restricted stock units. The following table summarizes the components of share-based compensation expense for the three months ended March 31, 2022 and 2021 (in thousands):
	Three Months Ended March 31,
	2022	2021
Research and development	$218	$96
General and administrative	542	501
Total share-based compensation expense	$760	$597
Total compensation cost related to non-vested awards not yet recognized and the weighted-average periods over which the awards were expected to be recognized at March 31, 2022 were as follows (in thousands):
	Stock Options	Restricted Stock Units	Restricted Stock
Unrecognized compensation cost	$814	$444	$1,004
Expected weighted-average period in years of compensation cost to be recognized	1.77	0.96	2.25
Total fair value of shares vested and the weighted average estimated fair values of shares granted for the three months ended March 31, 2022 and 2021 were as follows (in thousands):
	Stock Options
	Three Months Ended March 31,
	2022	2021
Total fair value of shares vested	$377	$397
Weighted average estimated fair value of shares granted	$0.62	$1.08
Valuation Assumptions
The fair value of stock options and warrants at the date of grant was estimated using the Black-Scholes option pricing model. The expected volatility is based upon historical volatility of the Company’s stock. The expected term for the options is based upon observation of actual time elapsed between date of grant and exercise of options for all employees. The expected term for the warrants is based upon the contractual term of the warrants.

Note 10 – Share-Based Compensation
Share-based Compensation
The Company utilizes share-based compensation in the form of stock options, restricted stock, and restricted stock units. The following table summarizes the components of share-based compensation expense for the years ended December 31, 2021 and 2020 ($ in thousands):

	Year Ended December 31,
	2021	2020
Research and development	$760	$179
General and administrative	1,245	1,086
Total share-based compensation expense	$2,005	$1,265
Total compensation cost related to unvested awards not yet recognized and the weighted-average periods over which the awards are expected to be recognized at December 31, 2021 were as follows ($ in thousands):

	Stock Options	Restricted Stock Units	Restricted Stock
Unrecognized compensation cost	$757	$149	$546
Expected weighted-average period in years of compensation cost to be recognized	1.64	1.57	1.70
Total fair value of shares vested and the weighted average estimated fair values of shares granted for the years ended December 31, 2021 and 2020 were as follows ($ in thousands):

	Stock Options
	Year Ended December 31,
	2021	2020
Total fair value of shares vested	$757	$536
Weighted average estimated fair value of shares granted	0.91	2.11
Valuation Assumptions
The fair value of stock options at the date of grant was estimated using the Black-Scholes option pricing model. The expected volatility is based upon historical volatility of the Company’s stock. The expected term for the options is based upon observation of actual time elapsed between date of grant and exercise of options for all employees.
The range of assumptions made in calculating the fair values of stock options was as follow:

	Stock Options
	Year Ended December 31,
	2021	2020
Expected term - minimum (in years)	6	6
Expected term - maximum (in years)	6	6
Expected volatility - minimum	79%	75%
Expected volatility - maximum	84%	79%
Weighted Average volatility	81%	75%
Expected dividend yield	—	—
Risk-free interest rate - minimum	0.63%	0.40%
Risk-free interest rate - maximum	1.16%	1.71%